Consolidated Statement of Financial Position - CAD ($) $ in Millions		Jan. 31, 2026	Oct. 31, 2025
Assets
Cash and deposits with financial institutions	[1]	$ 73,838	$ 65,967
Precious metals		11,543	5,156
Trading assets
Securities		151,821	140,844
Loans		8,052	8,487
Other		1,170	2,892
Total trading assets		161,043	152,223
Securities purchased under resale agreements and securities borrowed		215,379	203,008
Derivative financial instruments		47,788	46,531
Investment securities		142,399	149,948
Loans
Residential mortgages		368,619	370,191
Personal loans		107,579	110,567
Credit cards		16,112	18,045
Business and government		270,167	279,705
Total loans gross		762,477	778,508
Allowance for credit losses		7,002	7,463
Total loans net		755,475	771,045
Other
Customers' liability under acceptances, net of allowance		173	177
Property and equipment		5,275	4,881
Investments in associates		7,579	6,317
Goodwill and other intangible assets		16,122	16,169
Deferred tax assets		3,284	3,253
Other assets		36,081	35,367
Total other		68,514	66,164
Total assets		1,475,979	1,460,042
Deposits
Personal		295,199	301,718
Business and government		631,375	627,667
Financial institutions		45,108	36,894
Total deposits	[2]	971,682	966,279
Financial instruments designated at fair value through profit or loss		47,740	47,165
Other
Acceptances		174	178
Obligations related to securities sold short		33,147	38,104
Derivative financial instruments		58,165	56,031
Obligations related to securities sold under repurchase agreements and securities lent		204,760	189,144
Subordinated debentures		5,807	7,692
Other liabilities		65,482	66,862
Total other		367,535	358,011
Total liabilities		1,386,957	1,371,455
Equity
Common shares		22,089	22,067
Retained earnings		59,299	58,916
Accumulated other comprehensive income (loss)		(3,688)	(3,826)
Other reserves		(51)	(230)
Total common equity		77,649	76,927
Preferred shares and other equity instruments		9,939	9,939
Total equity attributable to equity holders of the Bank		87,588	86,866
Non-controlling interests in subsidiaries		1,434	1,721
Total equity		89,022	88,587
Total liabilities and equity		$ 1,475,979	$ 1,460,042

[1]	Net of allowances of $3 (October 31, 2025 – $4)
[2]	Deposits denominated in U.S. dollars amount to $310,021 (October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $20,881 (October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $35,542 (October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $110,665 (October 31, 2025 – $117,530).